Assets pledged or assigned	12 Months Ended
Dec. 31, 2011
Assets pledged or assigned
Assets pledged or assigned

The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2011	2010

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	157,856	169,702

of which assets provided with the right to sell or repledge	96,922	112,246

Fair value of collateral received with the right to sell or repledge	373,657	356,970

of which sold or repledged	332,718	307,894

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	17,943	16,090

Swiss National Bank required minimum liquidity reserves	2,294	2,090